UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Liberty Street Horizon Fund

SEMI-ANNUAL REPORT
October 31, 2010

www.libertystreetfunds.com

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Privacy Notice	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium sized company risk, interest rate risk, high yield/lower rated (junk) bonds and foreign/emerging markets securities risk and depositary receipts risk. The Fund may, also, purchase IPOs or use derivatives such as options to increase its exposure to certain securities. Distressed securities involve considerable risk and are more likely to become worthless than securities of more financially stable companies. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Liberty Street Horizon Fund
FUND EXPENSES - October 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/01/10 to 10/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/01/10	10/31/10	5/01/10 – 10/31/10
A Shares
	Actual Performance	$1,000.00	$1,034.60	$7.69
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.63
C Shares
	Actual Performance	$1,000.00	$1,031.80	$10.24
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$10.16
Institutional Shares
	Actual Performance	$1,000.00	$1,036.40	$6.42
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for A Shares, C Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCK - 97.3%
	CONSUMER DISCRETIONARY - 18.4%
	Auction House/Art Dealer - 1.8%
44,775	Sotheby's	$1,962,936

	Broadcast Service/Program - 3.4%
23,700	Liberty Media Corp.	1,363,698
57,950	Grupo Televisa SA - ADR	1,300,977
3,204,000	Phoenix Satellite Television Holdings Ltd.	1,144,987
		3,809,662

	Casino Hotels - 3.0%
45,130	Las Vegas Sands Corp.*	2,070,564
12,409	Wynn Resorts Ltd.	1,329,873
		3,400,437

	Consumer Products - Miscellaneous - 1.7%
61,178	Jarden Corp.	1,961,367

	Cruise Ship - 2.6%
68,180	Carnival Corp.	2,943,331

	Diversified Operations - 1.2%
36,198	Icahn Enterprises LP	1,252,451

	Motion Pictures and Services - 0.6%
18,905	DreamWorks Animation SKG, Inc. - Class A*	667,346

	Retail - Major Department Store - 4.1%
63,915	Sears Holdings Corp.*	4,600,602

		20,598,132

	CONSUMER STAPLES - 1.1%
	Consumer Products - Miscellaneous - 1.1%
116,428	Prestige Brands Holdings, Inc.*	1,251,601

		1,251,601

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
(Unaudited)

Number of Shares		Value

	ENERGY - 10.9%
	Oil Comp-Exploration & Production - 4.0%
9,658	CNOOC Ltd. - ADR	$2,017,749
52,786	Gazprom OAO - ADR	1,153,374
54,966	Penn West Energy Trust	1,253,225
		4,424,348

	Oil Comp-Integrated - 4.1%
54,012	Cenovus Energy, Inc.	1,502,614
80,260	Imperial Oil Ltd.	3,112,483
		4,615,097
	Oil-Field Services - 1.0%
21,350	Oil States International, Inc.*	1,091,412

	Pipelines - 1.2%
101,270	El Paso Corp.	1,342,840

	Transport-Marine - 0.6%
20,684	Overseas Shipholding Group, Inc.	691,466

		12,165,163

	FINANCIALS - 48.7%
	Central Bank - 4.8%
9,400	Bank of Japan*	5,326,706

	Commercial Banks - Non US - 2.1%
43,885	ICICI Bank Ltd. - ADR	2,307,473

	Commercial Banks - Central US - 0.5%
12,534	BOK Financial Corp.	579,447

	Diversified Operations - 3.4%
65,359	Leucadia National Corp.*	1,661,426
317,000	Wharf Holdings Ltd.	2,081,638
		3,743,064

	Finance-Invest Banker/Broker - 1.1%
27,050	Evercore Partners, Inc. - Class A	821,238
52,669	ICAP PLC	385,008
		1,206,246

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
(Unaudited)

Number of Shares		Value

	Finance-Other Services - 11.4%
7,317	CME Group, Inc.	$2,119,369
147,000	Hong Kong Exchanges and Clearing Ltd.	3,235,375
15,426	IntercontinentalExchange, Inc.*	1,771,985
58,980	NASDAQ OMX Group, Inc.*	1,239,760
61,284	NYSE Euronext	1,877,742
134,000	Singapore Exchange Ltd.	911,072
48,680	TMX Group, Inc.	1,619,007
		12,774,310

	Invest Mgmnt/Advisor Services - 4.4%
53,399	Cohen & Steers, Inc.	1,338,713
45,300	Onex Corp.	1,326,709
2,367,000	Value Partners Group Ltd.	1,868,865
10,900	Virtus Investment Partners, Inc.	400,575
		4,934,862

	Investment Companies - 0.8%
718,565	Urbana Corp. - Class A*	880,681

	Life/Health Insurance - 2.0%
26,581	China Life Insurance Co., Ltd. - ADR	1,748,232
16,687	Power Corp. of Canada	465,646
		2,213,878
	Multi-Line Insurance - 1.0%
29,400	Loews Corp.	1,160,712

	Oil-US Royalty Trusts - 0.9%
28,566	Texas Pacific Land Trust	1,032,661

	Real Estate Mgmnt/Services - 0.6%
38,000	CB Richard Ellis Group, Inc. - Class A*	697,300

	Real Estate Operations/Development - 8.7%
154,086	Brookfield Asset Management, Inc. - Class A	4,579,436
147,218	Forest City Enterprises, Inc. - Class A*	2,147,911
356,000	Henderson Land Development Co., Ltd.	2,528,341
21,939	St Joe Co.*	442,948
		9,698,636

	Reinsurance - 3.7%
39,978	Berkshire Hathaway, Inc. - Class B*	3,180,650
33,557	Greenlight Capital Re Ltd. - Class A*	958,388
		4,139,038

	REITS-Diversified - 1.1%
13,756	Vornado Realty Trust	1,202,137

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
(Unaudited)

Number of Shares		Value

	REITS-Shopping Centers - 2.2%
795,700	Link REIT	$2,453,440

		54,350,591

	INDUSTRIALS - 4.7%
	Airport Development/Maintenance - 1.0%
2,014,000	Beijing Capital International Airport Co., Ltd. - Class H	1,112,068

	Commercial Services - 0.9%
49,991	Quanta Services, Inc.*	982,823

	Diversified Manufact Ops - 0.7%
144,450	Bombardier, Inc. - Class B	719,488

	Printing-Commercial - 0.7%
83,315	De La Rue PLC	851,733

	Public Thoroughfares - 1.4%
2,352,000	Sichuan Expressway Co., Ltd. - Class H	1,532,346

		5,198,458

	INFORMATION TECHNOLOGY - 3.4%
	Commercial Services - Finance - 3.4%
66,925	Lender Processing Services, Inc.	1,930,117
8,000	Mastercard, Inc. - Class A	1,920,480
		3,850,597

	MATERIALS - 5.7%
	Gold Mining - 4.7%
115,380	Franco-Nevada Corp.	3,979,869
241,800	US Gold Corp.*	1,264,614
		5,244,483
	Silver Mining - 1.0%
38,250	Silver Wheaton Corp.*	1,099,687

		6,344,170

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
(Unaudited)

Number of Shares		Value

	TELECOMMUNICTION SERVICES - 1.0%
	Cellular Telecom - 1.0%
77,898	China Unicom Hong Kong Ltd. - ADR	$1,090,572

	UTILITIES - 3.4%
	Electric-Integrated - 0.9%
45,419	Allegheny Energy, Inc.	1,053,721

	Independent Power Producer - 2.5%
86,310	Mirant Corp.*	915,749
43,707	NRG Energy, Inc.*	870,206
264,262	RRI Energy, Inc.*	993,625
		2,779,580

		3,833,301

	TOTAL COMMON STOCK	108,682,585
	(Cost $103,745,283)

	CLOSED-END FUND - 1.2%
76,000	RIT Capital Partners PLC	1,387,066
	(Cost $1,286,143)

	EXCHANGE TRADED FUND - 1.3%
	Gaming & Entertainment
46,086	Market Vectors - Gaming	1,438,805
	(Cost $934,275)

Principal Amount		Value

	SHORT-TERM INVESTMENT - 0.3%
$281,231	UMB Money Market Fiduciary, 0.02% ‡	281,231
	(Cost $281,231)

	Total Investments - 100.1%
	(Cost $106,246,932)	111,789,687
	Liabilities in excess of other assets - (0.1)%	(76,765)
	Total Net Assets - 100.0%	$111,712,922

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010
Industry Representation as a % of Total Investments (Unaudited)

Industry	% of Total Investments
Finance-Other Services	11.4%
Real Estate Operations/Development	8.7%
Central Bank	4.8%
Gold Mining	4.7%
Invest Mgmnt/Advisor Services	4.4%
Oil Comp-Integrated	4.1%
Retail - Major Department Store	4.1%
Oil Comp-Exploration & Production	4.0%
Reinsurance	3.7%
Broadcast Service/Program	3.4%
Commercial Services - Finance	3.4%
Diversified Operations (Financials)	3.3%
Casino Hotels	3.0%
Cruise Ship	2.6%
Independent Power Producer	2.5%
REITS-Shopping Centers	2.2%
Commercial Banks - Non US	2.1%
Life/Health Insurance	2.0%
Auction House/Art Dealer	1.8%
Consumer Products - Miscellaneous (Consumer Discretionary)	1.8%
Public Thoroughfares	1.4%
Gaming & Entertainment	1.3%
Closed-End Fund	1.2%
Pipelines	1.2%
Consumer Products - Miscellaneous (Consumer Staples)	1.1%
Diversified Operations (Consumer Staples)	1.1%
Finance-Invest Banker/Broker	1.1%
REITS-Diversified	1.1%
Airport Development/Maintenance	1.0%
Cellular Telecom	1.0%
Multi-line Insurance	1.0%
Oil-Field Services	1.0%
Silver Mining	1.0%
Commercial Services	0.9%
Electric-Integrated	0.9%
Oil-US Royalty Trusts	0.9%
Investment Companies	0.8%
Printing-Commercial	0.8%
Diversified Manufact Ops	0.6%
Motion Pictures and Services	0.6%
Real Estate Mgmnt/Services	0.6%
Transport-Marine	0.6%
Commercial Banks - Central US	0.5%
Short-Term Investment	0.3%
Total	100.0%

See accompanying Notes to Financial Statements

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $106,246,932)	$111,789,687
Receivables:
Fund shares sold	13,528
Dividends and interest	27,899
Prepaid expenses	38,767
Total assets	111,869,881

LIABILITIES
Payables:
Fund shares redeemed	28,947
Due to Advisor	75,164
Due under Distribution Plan - A & C Shares (Note 7)	13,243
Administration fees	11,970
Custody fees	2,093
Fund accounting fees	6,488
Transfer agent fees	3,274
Trustees fees	267
Chief compliance officer fees	923
Accrued other expenses	14,590
Total liabilities	156,959

NET ASSETS	$111,712,922

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$126,091,503
Accumulated net investment loss	(1,890,805)
Accumulated net realized loss on investments	(18,030,517)
Net unrealized appreciation on investments and foreign currency	5,542,741
NET ASSETS	$111,712,922

Shares Outstanding
A Shares	3,218,147
C Shares	2,139,063
Institutional Shares	11,701,573

Net Assets Value, Offering and Redemption Price Per Share
A Shares (based on net assets of $21,168,222)	$6.58
A Shares Maximum Public Offering Price Per Share	$6.91
(net asset value per share / 95.25%)
C Shares (based on net assets of $13,874,712)	$6.49
Institutional Shares (based on net assets of $76,669,988)	$6.55

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $48,402)	$908,998
Interest	83
Total income		$909,081

Expenses
Advisory fees	562,546
Distribution fees (Note 7)
A Shares	26,716
C Shares	50,733
Transfer agent fees	71,232
Administration fees	64,371
Fund accounting fees	37,549
Custody fees	18,827
Legal fees	18,166
Registration fees	16,446
Shareholder reporting fees	10,034
Audit fees	7,562
Chief compliance officer fees	4,796
Miscellaneous fees	4,781
Trustees' fees and expenses	3,781
Insurance fees	1,822

Total expenses		899,362
Less: Fees waived		(119,203)
Net expenses		780,159
Net investment income		128,922

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on:
Investments		(6,691,133)
Foreign currency transactions		(1,151)
Net realized loss		(6,692,284)
Net unrealized appreciation on:
Investments and foreign currency translations		9,144,742
Net realized and unrealized gain on investments and
foreign currency		2,452,458

Net Increase in Net Assets from Operations		$2,581,380

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
INCREASE (DECREASED) IN NET ASSETS FROM:
Operations
Net investment income	$128,922	$397,764
Net realized loss on investments and foreign currency	(6,692,284)	(2,001,183)
Net unrealized appreciation on investments and foreign currency	9,144,742	33,965,202
Net increase in net assets resulting from operations	2,581,380	32,361,783

Distributions to Shareholders
From net investment income
A Shares	-	(414,688)
C Shares	-	(208,964)
Institutional Shares	-	(1,637,267)
Total distributions	-	(2,260,919)

Capital Transactions
Net proceeds from shares sold	15,149,884	38,579,415
Reinvestment of distributions	-	2,206,760
Cost of shares redeemed	(31,937,309)*	(34,849,502)*
Net change in net assets from capital transactions	(16,787,425)	5,936,673

Total increase in net assets	(14,206,045)	36,037,537

NET ASSETS
Beginning of period	125,918,967	89,881,430
End of period	$111,712,922	$125,918,967

Accumulated net investment loss	$(1,890,805)	$(2,019,727)

* Net of redemption fee proceeds of $27,830 and $15,522, respectively.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - A Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended				May 4, 2007 (a)
	October 31, 2010		Year Ended		through
	(Unaudited)		April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.36		$4.80	$9.39	$10.00
Income from Investment Operations
Net investment income (b)	0.01		0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency	0.21		1.66	(4.61)	(0.64)
Total from investment operations	0.22		1.67	(4.58)	(0.59)

Less Distributions:
From net investment income	-		(0.11)	(0.01)	(0.02)

Redemption fee proceeds ^	-		-	-	-

Net asset value, end of period	$6.58		$6.36	$4.80	$9.39

Total return (c)	3.46	%*	35.00%	(48.80)%	(5.94	)%*

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$21,168		$24,688	$19,384	$17,506

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.71	%**	1.73%	1.91%	3.64	%**
After fees waived and expenses absorbed	1.50	%**	1.50%	1.50%	1.50	%**
Ratio of net investment income to average net assets	0.12	%**	0.25%	0.49%	0.48	%**
Portfolio turnover rate	13	%*	20%	21%	29	%*

†	Audited by previous Independent Registered Public Accounting Firm.
(a)	Commencement of operations.
(b)	Based on monthly average shares outstanding during the year.
(c)	Total return excludes the effect of the applicable sales load.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - C Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended				May 24, 2007 (a)
	October 31, 2010		Year Ended		through
	(Unaudited)		April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.29		$4.75	$9.33	$10.05
Income from Investment Operations
Net investment (loss) income (b)	(0.01)		(0.01)	0.00 ^	0.00	^
Net realized and unrealized gain (loss) on investments
and foreign currency	0.21		1.64	(4.58)	(0.71)
Total from investment operations	0.20		1.63	(4.58)	(0.71)

Less Distributions:
From net investment income	-		(0.09)	-	(0.02)

Redemption fee proceeds	-	^	- ^	- ^	0.01

Net asset value, end of period	$6.49		$6.29	$4.75	$9.33

Total return	3.18	% *	34.44%	(49.09)%	(7.02	)% *

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$13,875		$15,219	$10,064	$11,580

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.21	% **	2.23%	2.50%	4.19	% **
After fees waived and expenses absorbed	2.00	% **	2.00%	2.00%	2.00	% **
Ratio of net investment loss to average net assets	(0.38	)% **	(0.25)%	(0.03)%	(0.05	)% **
Portfolio turnover rate	13	% *	20%	21%	29	% *

†	Audited by previous Independent Registered Public Accounting Firm.
(a)	Commencement of operations.
(b)	Based on monthly average shares outstanding during the year.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - Institutional Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended				July 11, 2007 (a)
	October 31, 2010		Year Ended		through
	(Unaudited)		April 30, 2010	April 30, 2009 †	April 30, 2008 †
Net asset value, beginning of period	$6.32		$4.77	$9.37	$10.79
Income from Investment Operations
Net investment income (b)	0.01		0.03	0.04	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency	0.22		1.65	(4.62)	(1.44)
Total from investment operations	0.23		1.68	(4.58)	(1.39)

Less Distributions:
From net investment income	-		(0.13)	(0.03)	(0.04)

Redemption fee proceeds	0.00	^	0.00 ^	0.01	0.01

Net asset value, end of period	$6.55		$6.32	$4.77	$9.37

Total return	3.64	% *	35.33%	(48.81)%	(12.88	)% *

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$76,670		$86,012	$60,434	$31,788

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.46	% **	1.48%	1.68%	2.59	% **
After fees waived and expenses absorbed	1.25	% **	1.25%	1.25%	1.25	% **
Ratio of net investment income to average net assets	0.37	% **	0.50%	0.68%	0.68	% **
Portfolio turnover rate	13	% *	20%	21%	29	% *

†	Audited by previous Independent Registered Public Accounting Firm.
(a)	Commencement of operations.
(b)	Based on monthly average shares outstanding during the year.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C and Institutional shares of the Fund.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At October 31, 2010, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-months ended October 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% , 2.00% and 1.25% of the Fund's average daily net assets for A Shares, C Shares and Institutional Shares, respectively until October 12, 2011.

For the six months ended October 31, 2010, the Advisor waived fees or reimbursed other expenses of $119,203.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2010, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

April 30, 2011	$353,895
April 30, 2012	301,848
April 30, 2013	244,678
April 30, 2014	119,203
$1,019,624

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2010, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$110,332,433

Gross unrealized appreciation	$21,442,401
Gross unrealized depreciation	(19,985,161)
Net unrealized appreciation on investments and foreign currency translations	$1,457,240

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

As of April 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,344,426
Undistributed long-term gains	-
Tax accumulated earnings	1,344,426
Accumulated capital and other losses	(11,080,331)
Unrealized depreciation on investments and foreign currency translations.	(7,224,056)
Total accumulated earnings/(deficit)	$(16,959,961)

The tax character of distributions paid during the fiscal years ended April 30, 2010 and April 30, 2009 were as follows:

Distribution paid from:	April 30, 2010	April 30, 2009
Ordinary income	$2,260,919	$352,113
Long term capital gains	-	-
Total distributions	$2,260,919	$352,113

As of April 30, 2010, the Fund had a capital loss carryover of $9,058,979, of which $1,062 expires in 2016, $5,415,812 expires in 2017 and $3,642,105 expires in 2018.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of April 30, 2010, the Fund had $2,021,352 of post-October capital losses and $297 of post-October currency losses which are deferred until May 1, 2010 for tax purposes.

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	Six Months Ended October 31, 2010		Year Ended April 30, 2010
	Shares	Value	Shares	Value
Subscriptions:
A Shares	249,003	$ 1,485,519	1,098,796	$ 6,589,917
C Shares	62,162	364,085	550,745	3,235,128
Institutional Shares	2,203,404	13,300,280	4,971,684	28,754,370
Total Subscriptions	2,514,569	$15,149,884	6,621,225	$38,579,415

Reinvestment:
A Shares	-	-	65,846	$ 397,712
C Shares	-	-	33,702	201,537
Institutional Shares	-	-	267,919	1,607,511
Total Reinvestment	-	-	367,467	$2,206,760

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

Repurchases:
A Shares	(912,956)	( $5,404,211)	(1,321,098)	( $7,928,047)
C Shares	(343,828)	(1,998,612)	(281,459)	(1,610,016)
Institutional Shares	(4,101,451)	(24,534,486)	(4,300,290)	(25,311,439)
Total Repurchases	(5,358,235)	($31,937,309)*	(5,902,847)	($34,849,502)*

* For the six months ended October 31, 2010, net of redemption fee proceeds of $64, $133 and $27,633 for A Shares, C Shares and Institutional Shares, respectively.  For the year ended April 30, 2010, net of redemption fee proceeds of $4,327, $1,142 and $10,053 for A Shares, C Shares and Institutional Shares, respectively. The Fund charges a 1% fee if you redeem your shares of the Fund within 90 days of purchase.

Note 6 - Investment Transactions
For the six months ended October 31, 2010, purchases and sales of investments, excluding short-term investments, were $13,923,876 and $29,560,584, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries pursuant to a selling dealer agreement.  In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor

For the six months ended October 31, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$108,682,585	$ -	$ -	$108,682,585
Closed-End Fund	1,387,066	-	-	1,387,066
Exchange-Trade Fund	1,438,805	-	-	1,438,805
Short-Term Investment	281,231	-	-	281,231
Total Investments, at Value	$111,789,687	$ -	$ -	$111,789,687

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities during the period.

Note 10 – Accounting Pronouncement
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Unaudited) - Continued

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended October 31, 2010, the Fund did not enter into any forward contracts.

Note 11 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund A Shares	LSHAX	461 418 840
Liberty Street Horizon Fund C Shares	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Shares	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date December 30, 2010

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date December 30, 2010